UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 29, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West International Value Fund
(formerly Great-West MFS International Value Fund)
(Institutional, Investor and Class L)
Semi-Annual Report
June 29, 2018
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 29, 2018
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	27.33%
Financial	18.16
Industrial	12.26
Consumer, Cyclical	10.56
Technology	9.77
Basic Materials	7.62
Energy	5.06
Communications	3.39
Utilities	1.12
Diversified	0.06
Short Term Investments	4.67
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$ 952.20	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.49
Investor Class
Actual	$1,000.00	$ 950.80	$5.15
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.33
Class L
Actual	$1,000.00	$ 949.30	$6.34
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.57
* Expenses are equal to the Fund's annualized expense ratio of 0.70% for the Institutional Class, 1.07% for the Investor Class and 1.32% for the Class L shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL VALUE FUND)
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 7.79%
161,400	Anglo American PLC(a)(b)	$ 3,582,804
28,900	Arkema SA	3,410,212
55,800	BASF SE	5,327,152
230,500	BlueScope Steel Ltd(a)	2,941,773
80,800	Boliden AB(a)	2,607,698
67,980	Brenntag AG(b)	3,777,086
54,200	Covestro AG(a)(c)	4,817,497
22,228	Croda International PLC	1,404,007
47,600	Dowa Holdings Co Ltd(a)(b)	1,465,509
80,500	Evonik Industries AG	2,754,209
7,315	Givaudan SA	16,567,140
631,768	Highland Gold Mining Ltd	1,190,854
114,100	JFE Holdings Inc(a)	2,155,087
277,000	Kaneka Corp(a)	2,480,723
31,000	Kansai Paint Co Ltd(a)	643,327
710,000	Kingboard Chemical Holdings Ltd	2,585,897
121,600	Mitsubishi Gas Chemical Co Inc(a)	2,747,880
120,900	Mitsui Chemicals Inc(a)	3,213,368
72,600	Rio Tinto Ltd(a)	4,485,613
634,700	St Barbara Ltd(a)	2,282,475
507,000	Sumitomo Chemical Co Ltd(a)	2,867,406
95,703	Symrise AG	8,371,575
156,700	Teijin Ltd(a)	2,870,386
112,500	UPM-Kymmene OYJ(a)	4,005,579
		88,555,257
Communications — 3.46%
684,300	BT Group PLC(a)	1,962,630
554,300	KDDI Corp	15,157,285
160,800	Nippon Telegraph & Telephone Corp(a)	7,304,825
331,300	Orange SA	5,530,115
296,000	Telefonica SA	2,512,284
1,598,900	Telstra Corp Ltd(a)	3,092,498
93,999	Thomson Reuters Corp	3,793,136
		39,352,773
Consumer, Cyclical — 10.12%
42,400	Aisin Seiki Co Ltd(a)	1,930,581
7,900	Autoneum Holding AG(a)	1,844,158
410,400	Barratt Developments PLC(a)	2,780,983
29,200	Bayerische Motoren Werke AG	2,639,463
65,259	Bunzl PLC	1,970,035
49,299	Cie Financiere Richemont SA(a)	4,167,465
20,500	Cie Generale des Etablissements Michelin SCA	2,480,054
526,246	Compass Group PLC	11,213,789
73,300	Daimler AG(a)	4,695,391
38,300	Daiwabo Holdings Co Ltd(a)	2,035,793
89,000	Deutsche Lufthansa AG	2,132,232
Shares		Fair Value
Consumer, Cyclical — (continued)
599,400	Dixons Carphone PLC(a)	$ 1,470,545
60,100	EDION Corp(a)	604,505
85,811	Electrolux AB Class B(a)	1,947,362
1,927,883	Esprit Holdings Ltd(a)	598,379
35,500	Faurecia	2,523,570
99,300	Finnair OYJ(a)	1,070,450
258,600	Greene King PLC(a)	1,958,231
553,200	Harvey Norman Holdings Ltd(a)(b)	1,359,061
204,100	Inchcape PLC	2,096,907
440,100	International Consolidated Airlines Group SA(a)	3,838,462
296,300	ITOCHU Corp(a)	5,358,833
56,500	Japan Airlines Co Ltd(a)	2,001,856
157,600	JTEKT Corp(a)	2,139,177
38,900	Kaufman & Broad SA	1,831,868
1,038,600	Kingfisher PLC	4,060,187
79,300	Kohnan Shoji Co Ltd(a)	1,845,961
5,145	LVMH Moet Hennessy Louis Vuitton SE	1,708,240
606,700	Marubeni Corp(a)	4,619,042
42,300	Next PLC(a)	3,365,911
369,400	Nissan Motor Co Ltd(a)	3,594,334
515,100	Qantas Airways Ltd(a)	2,345,559
305,600	Redrow PLC(a)	2,144,913
32,900	Renault SA(b)	2,787,339
28,282	Ryanair Holdings PLC Sponsored ADR(a)	3,230,653
204,900	Sumitomo Corp(a)	3,360,325
83,000	USS Co Ltd	1,578,042
375,200	Volvo AB Class B(a)	5,963,099
136,700	Yamaha Motor Co Ltd(a)	3,431,680
87,600	Yokohama Rubber Co Ltd(a)	1,817,009
856,000	Yue Yuen Industrial Holdings Ltd	2,412,779
		114,954,223
Consumer, Non-Cyclical — 26.46%
45,700	Adecco SA	2,696,944
73,700	Arcs Co Ltd(a)	2,010,931
7,400	Babcock International Group PLC(a)	79,490
31,519	Bayer AG	3,461,534
623,114	Brambles Ltd	4,090,910
40,916	British American Tobacco PLC(a)	2,060,806
142,790	Britvic PLC(a)	1,463,220
166	Chocoladefabrken Lindt & Spruengli AG	1,075,950
420,400	Coca-Cola Amatil Ltd(a)	2,859,414
186,662	Colgate-Palmolive Co	12,097,564
152,665	Danone SA	11,146,466
66,602	Dentsply Sirona Inc	2,915,170
365,622	Diageo PLC	13,132,873
18,100	Draegerwerk AG & Co KGaA	1,295,737
182,766	Experian PLC	4,507,379
485,500	GlaxoSmithKline PLC	9,786,848
95,589	Heineken NV	9,576,931

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL VALUE FUND)
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
74,300	Heiwado Co Ltd(a)	$ 1,850,526
84,230	Intertek Group PLC	6,331,080
150,400	Ito En Ltd	6,972,596
1,193,100	J Sainsbury PLC(a)	5,047,347
120,800	Japan Tobacco Inc	3,375,927
170,100	Kao Corp	12,965,291
63,077	Kerry Group PLC Class A	6,600,062
94,000	Kobayashi Pharmaceutical Co Ltd(a)(b)	8,113,659
249,600	Koninklijke Ahold Delhaize NV(a)	5,959,855
10,400	Kose Corp	2,236,982
258,480	Leroy Seafood Group ASA	1,741,193
39,248	L'Oreal SA	9,675,693
716,900	Metcash Ltd(a)	1,382,708
131,100	METRO AG(a)(b)	1,615,657
300,772	Nestle SA	23,310,085
60,700	NH Foods Ltd(a)	2,453,874
174,600	Nihon Kohden Corp	4,858,663
23,300	Nissin Foods Holdings Co Ltd	1,688,186
90,202	Pernod Ricard SA(a)	14,721,419
338,000	Prima Meat Packers Ltd(a)	1,953,736
46,200	Randstad Holding NV(a)	2,711,721
166,270	Reckitt Benckiser Group PLC	13,659,344
195,247	RELX NV	4,150,731
278,593	Rentokil Initial PLC	1,284,121
62,066	Roche Holding AG	13,769,850
117,900	Rohto Pharmaceutical Co Ltd	3,777,634
100,600	Sanofi	8,074,118
408,000	Santen Pharmaceutical Co Ltd(a)	7,097,738
60,600	Scandinavian Tobacco Group A/S(c)	915,181
83,800	Secom Co Ltd	6,426,109
3,173	SGS SA(a)	8,431,280
43,700	Sohgo Security Services Co Ltd	2,055,983
438,200	Spire Healthcare Group PLC(c)	1,444,113
94,600	Terumo Corp	5,415,652
157,900	Toyo Suisan Kaisha Ltd	5,633,653
50,000	UCB SA	3,919,520
3,791,500	WH Group Ltd(c)	3,068,031
731,500	Wilmar International Ltd	1,640,330
		300,587,815
Diversified — 0.06%
408,000	NWS Holdings Ltd(a)	704,101
Energy — 5.16%
1,741,000	Beach Energy Ltd(a)	2,253,508
945,400	BP PLC	7,191,841
28,480	Core Laboratories NV(b)	3,594,461
43,400	OMV AG	2,454,610
220,997	Petrofac Ltd	1,697,127
Shares		Fair Value
Energy — (continued)
305,700	Repsol SA(a)	$ 5,966,992
504,300	Royal Dutch Shell PLC Class B	18,057,148
146,500	Showa Shell Sekiyu KK(a)	2,182,689
189,000	Total SA	11,477,183
6,184,000	Xinyi Solar Holdings Ltd(a)(b)	1,894,613
351,700	Z Energy Ltd	1,802,310
		58,572,482
Financial — 18.56%
49,100	Aareal Bank AG	2,154,077
160,100	ABN AMRO Group NV(c)	4,140,478
30,700	Allianz SE	6,325,888
75,900	ASR Nederland NV	3,090,720
222,600	Australia & New Zealand Banking Group Ltd(a)	4,658,925
582,700	Aviva PLC(a)	3,864,728
728,500	Bank Leumi Le-Israel BM	4,310,595
387,400	Bank of Ireland Group PLC(a)	3,006,314
53,900	BNP Paribas SA	3,334,093
237,900	Chiba Bank Ltd	1,677,887
103,000	CNP Assurances	2,340,114
173,900	Dai-ichi Life Insurance Co Ltd(a)	3,095,011
213,900	Daiwa Securities Group Inc	1,239,736
274,589	Deutsche Wohnen AG(a)	13,261,009
408,141	DNB ASA	7,947,754
9,512	Fairfax Financial Holdings Ltd(a)	5,330,019
496,000	Fukuoka Financial Group Inc(a)	2,489,077
466,900	Gunma Bank Ltd(a)	2,444,110
233,200	Hachijuni Bank Ltd	993,617
5,800	Helvetia Holding AG	3,308,829
174,606	Hiscox Ltd	3,501,865
149,007	IG Group Holdings PLC	1,688,618
28,505	ING Groep NV	409,176
146,740	Jardine Lloyd Thompson Group PLC	2,474,974
34,117	Julius Baer Group Ltd	1,998,283
29,610	Jyske Bank A/S	1,618,480
434,500	Kerry Properties Ltd	2,076,446
35,531	LEG Immobilien AG	3,859,867
1,563,800	Legal & General Group PLC	5,467,856
226,100	Leopalace21 Corp(a)	1,237,065
6,147,900	Lloyds Banking Group PLC(a)	5,100,213
47,500	Macquarie Group Ltd(a)	4,328,972
842,500	Man Group PLC	1,952,457
392,780	Mebuki Financial Group Inc	1,317,531
169,300	Mediobanca Banca di Credito Finanziario SpA(a)	1,566,032
354,000	Mitsubishi UFJ Lease & Finance Co Ltd(a)	2,170,152
730,500	Natixis SA	5,168,699
805,100	Nomura Holdings Inc(a)	3,895,925
284,800	Nordea Bank AB(a)	2,731,970
349,600	North Pacific Bank Ltd	1,166,873
1,426,400	Old Mutual Ltd(a)	2,889,714

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL VALUE FUND)
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
278,500	ORIX Corp(a)	$ 4,389,746
475,466	Quilter PLC(a)(c)	909,242
702,000	Resona Holdings Inc(a)	3,741,505
524,000	Senshu Ikeda Holdings Inc(a)	1,767,061
89,600	Shinoken Group Co Ltd(a)(b)	1,360,458
53,400	Societe Generale SA	2,244,401
145,500	Sumitomo Mitsui Financial Group Inc	5,675,373
472,732	Svenska Handelsbanken AB Class A	5,235,719
14,200	Swiss Life Holding AG	4,923,872
71,800	Swiss Re AG	6,268,777
107,962	Sydbank A/S	3,700,966
135,920	TAG Immobilien AG(b)	2,989,259
701,334	UBS Group AG	10,751,704
1,373,800	UnipolSai SpA(b)	3,029,700
265,300	United Overseas Bank Ltd	5,199,544
565,554	Virgin Money Holdings UK PLC(a)	2,722,112
217,163	Vonovia SE	10,321,633
		210,865,221
Industrial — 12.53%
62,100	AGC Inc(a)	2,415,443
450,000	BAE Systems PLC(a)	3,827,102
46,893	Bekaert SA	1,519,391
91,300	bpost SA	1,442,572
96,100	Brother Industries Ltd(a)	1,893,274
1,834,000	China Resources Cement Holdings Ltd	1,845,711
105,100	Cie de Saint-Gobain	4,681,679
43,100	Dfds A/S(a)	2,743,385
304,800	Fujikura Ltd(a)	1,936,178
136,153	GEA Group AG	4,585,395
4,780	Geberit AG	2,046,624
320,119	Halma PLC	5,759,946
41,280	Hirose Electric Co Ltd	5,105,251
527,000	Hitachi Ltd(a)	3,712,706
405,312	IMI PLC	6,026,123
133,000	Japan Aviation Electronics Industry Ltd(a)	2,092,025
92,700	JM AB(a)(b)	1,650,985
107,600	Kitz Corp(a)	880,956
166,200	Kloeckner & Co SE(b)	1,750,324
2,319,000	Lee & Man Paper Manufacturing Ltd	2,339,587
134,476	Legrand SA	9,849,989
226,200	Lend Lease Group(a)	3,311,930
30,900	Leoni AG	1,565,986
96,000	MISUMI Group Inc	2,793,102
232,500	Mitsubishi Electric Corp(a)	3,084,791
73,400	Nippon Electric Glass Co Ltd(a)	2,034,639
41,175	Nordson Corp	5,287,282
91,300	Omron Corp	4,253,106
85,181	Orica Ltd	1,118,293
222,917	Royal Mail PLC(a)	1,482,461
10,641	Schindler Holding AG	2,284,654
Shares		Fair Value
Industrial — (continued)
125,074	Schneider Electric SE	$ 10,402,011
45,400	Siemens AG(a)	5,981,722
92,300	Signify NV(c)	2,387,947
12,753	Sika AG(a)	1,762,077
221,400	SKF AB Class B(a)	4,098,619
8,900	SMC Corp(a)	3,258,208
119,700	Sodick Co Ltd(a)	1,089,049
125,929	Spectris PLC	4,325,054
71,191	Spirax-Sarco Engineering PLC	6,100,196
171,000	Tsubakimoto Chain Co(a)	1,356,213
62,763	Wartsila OYJ Abp	1,228,697
1,570,000	Xinyi Glass Holdings Ltd(a)(b)	1,904,321
38,300	Yamato Holdings Co Ltd	1,127,271
115,800	Yokogawa Electric Corp	2,056,275
		142,398,550
Technology — 9.98%
181,916	Amadeus IT Holding SA Class A	14,304,519
106,923	Analog Devices Inc	10,256,054
44,799	ANSYS Inc(a)	7,803,090
305,155	Cadence Design Systems Inc(a)	13,216,263
29,839	Check Point Software Technologies Ltd(a)	2,914,674
62,140	Dassault Systemes SE	8,696,109
6,021	Descartes Systems Group Inc(a)	196,158
724,000	Hua Hong Semiconductor Ltd(c)	2,474,542
318,014	Infineon Technologies AG(a)	8,077,978
275,400	Konica Minolta Inc(a)	2,554,148
138,357	Nomura Research Institute Ltd	6,693,892
41,800	Nova Measuring Instruments Ltd(a)	1,144,196
4,305	NVIDIA Corp	1,019,855
65,500	Obic Co Ltd	5,411,387
66,367	Samsung Electronics Co Ltd	2,780,085
29,257	SAP SE(a)	3,376,782
356,982	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	13,051,262
61,200	Texas Instruments Inc	6,747,300
7,000	Tokyo Electron Ltd(a)	1,201,573
39,800	Ulvac Inc(a)	1,518,245
		113,438,112
Utilities — 1.15%
1,028,100	A2A SpA	1,779,574
1,233,200	Enel SpA(a)	6,833,394
571,500	Iberdrola SA(a)	4,407,275
		13,020,243
TOTAL COMMON STOCK — 95.27% (Cost $1,051,922,182)		$1,082,448,777

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL VALUE FUND)
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
PREFERRED STOCK
Consumer, Cyclical — 0.68%
240,113	Schaeffler AG(a)	$ 3,116,467
28,000	Volkswagen AG	4,625,894
		7,742,361
Consumer, Non-Cyclical — 1.49%
132,416	Henkel AG & Co KGaA	16,896,134
TOTAL PREFERRED STOCK — 2.17% (Cost $26,256,805)		$ 24,638,495
RIGHTS
Energy — 0.02%
305,700	Repsol SA(a)(b)	173,536
TOTAL RIGHTS — 0.02% (Cost $167,203)		$ 173,536
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.02%
$23,000,000	Federal Home Loan Bank 1.57%, 07/02/2018	22,998,019
Repurchase Agreements — 2.75%
7,406,620	Undivided interest of 13.93% in a repurchase agreement (principal amount/value $53,274,312 with a maturity value of $53,283,724) with Scotia Capital (USA) Inc, 2.12%, dated 6/29/18 to be repurchased at $7,406,620 on 7/2/18 collateralized by various U.S. Government Agency securities, 2.50% - 6.43%, 2/1/21 - 6/1/48, with a value of $54,349,398.(d)	7,406,620
7,406,620	Undivided interest of 42.62% in a repurchase agreement (principal amount/value $17,412,665 with a maturity value of $17,415,741) with Mizuho Securities (USA) LLC, 2.12%, dated 6/29/18 to be repurchased at $7,406,620 on 7/2/18 collateralized by various U.S. Government Agency securities, 2.50% - 4.50%, 3/1/27 - 5/1/48, with a value of $17,760,918.(d)	7,406,620
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,557,726	Undivided interest of 5.44% in a repurchase agreement (principal amount/value $28,649,050 with a maturity value of $28,653,896) with Bank of Montreal, 2.03%, dated 6/29/18 to be repurchased at $1,557,726 on 7/2/18 collateralized by U.S. Treasury securities, 0.00% - 4.38%, 8/16/18 - 9/9/49, with a value of $29,222,032.(d)	$ 1,557,726
7,406,620	Undivided interest of 8.00% in a repurchase agreement (principal amount/value $92,765,073 with a maturity value of $92,781,384) with RBC Capital Markets Corp, 2.11%, dated 6/29/18 to be repurchased at $7,406,620 on 7/2/18 collateralized by various U.S. Government Agency securities, 3.00% - 7.00%, 11/1/36 - 6/1/48, with a value of $94,620,374.(d)	7,406,620
7,406,620	Undivided interest of 8.57% in a repurchase agreement (principal amount/value $86,553,026 with a maturity value of $86,568,317) with Deutsche Bank Securities Inc, 2.12%, dated 6/29/18 to be repurchased at $7,406,620 on 7/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 7/27/18 - 9/6/44, with a value of $88,284,086.(d)	7,406,620
		31,184,206
SHORT TERM INVESTMENTS — 4.77% (Cost $54,182,225)		$ 54,182,225
TOTAL INVESTMENTS — 102.23% (Cost $1,132,528,415)		$1,161,443,033
OTHER ASSETS & LIABILITIES, NET — (2.23)%		$ (25,306,739)
TOTAL NET ASSETS — 100.00%		$1,136,136,294

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL VALUE FUND)
Schedule of Investments
As of June 29, 2018 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 29, 2018.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 29, 2018, the aggregate cost and fair value of 144A securities was $23,354,121 and $20,157,031, respectively, representing 1.77% of net assets.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
At June 29, 2018, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
DB	USD	25,111,878	JPY	2,660,827,000	August 23, 2018	$985,400
JPM	JPY	2,443,815,000	USD	22,588,679	August 23, 2018	(429,911)
SSB	USD	22,285,376	JPY	2,359,453,000	August 23, 2018	891,542
					Net Appreciation	$1,447,031
Counterparty Abbreviations:
DB	Deutsche Bank
JPM	JP Morgan Chase & Co
SSB	State Street Bank
Currency Abbreviations
JPY	Japanese Yen
USD	U.S. Dollar
Summary of Investments by Country as of June 29, 2018.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 251,421,624	21.65%
United Kingdom	171,063,272	14.73
Germany	129,775,947	11.17
France	122,083,371	10.51
United States	113,524,802	9.77
Switzerland	105,207,692	9.06
Netherlands	49,928,438	4.30
Australia	36,026,026	3.10
Spain	27,364,606	2.36
Sweden	24,235,452	2.09
Hong Kong	17,535,253	1.51
Italy	13,208,700	1.14
Taiwan	13,051,262	1.12
Ireland	12,837,029	1.11
Norway	9,688,947	0.83
Canada	9,319,314	0.80
Denmark	8,978,013	0.77
Israel	8,369,464	0.72
Belgium	6,881,483	0.59
Singapore	6,839,873	0.59
Finland	6,304,726	0.54
China	4,369,155	0.38
Bermuda	3,501,865	0.30
South Africa	2,889,714	0.25
South Korea	2,780,085	0.24
Austria	2,454,610	0.21
New Zealand	1,802,310	0.16
Total	$1,161,443,033	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
Great-West International Value Fund (formerly Great-West MFS International Value Fund)
ASSETS:
Investments in securities, fair value (including $26,669,825 of securities on loan)(a)	$1,130,258,827
Repurchase agreements, fair value(b)	31,184,206
Cash	13,658,730
Cash denominated in foreign currencies, fair value(c)	3,990,532
Dividends receivable	6,190,709
Subscriptions receivable	1,624,549
Receivable for investments sold	16,889,957
Unrealized appreciation on forward foreign currency contracts	1,876,942
Total Assets	1,205,674,452
LIABILITIES:
Payable for director fees	2,058
Payable for distribution fees	13,356
Payable for investments purchased	5,067,959
Payable for other accrued fees	172,491
Payable for shareholder services fees	98,090
Payable to investment adviser	625,159
Payable upon return of securities loaned	31,184,206
Redemptions payable	31,944,928
Unrealized depreciation on forward foreign currency contracts	429,911
Total Liabilities	69,538,158
NET ASSETS	$1,136,136,294
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$9,781,604
Paid-in capital in excess of par	860,330,311
Net unrealized appreciation	30,412,401
Undistributed net investment income	12,204,822
Accumulated net realized gain	223,407,156
NET ASSETS	$1,136,136,294
NET ASSETS BY CLASS
Investor Class	$274,794,716
Class L	$70,742,131
Institutional Class	$790,599,447
CAPITAL STOCK:
Authorized
Investor Class	65,000,000
Class L	15,000,000
Institutional Class	200,000,000
Issued and Outstanding
Investor Class	20,291,741
Class L	5,390,922
Institutional Class	72,133,381
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.54
Class L	$13.12
Institutional Class	$10.96
(a) Cost of investments	$1,101,344,209
(b) Cost of repurchase agreements	$31,184,206
(c) Cost of cash denominated in foreign currencies	$3,939,780
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
Great-West International Value Fund (formerly Great-West MFS International Value Fund)
INVESTMENT INCOME:
Interest	$200,504
Income from securities lending	94,542
Dividends	21,892,276
Foreign withholding tax	(2,432,887)
Total Income	19,754,435
EXPENSES:
Management fees	3,944,143
Shareholder services fees – Investor Class	510,300
Shareholder services fees – Class L	113,766
Audit and tax fees	37,033
Custodian fees	126,373
Director's fees	8,365
Distribution fees – Class L	80,802
Legal fees	973
Pricing fees	2,189
Registration fees	45,754
Shareholder report fees	12,287
Transfer agent fees	5,809
Other fees	3,029
Total Expenses	4,890,823
Less amount waived by investment adviser	19,391
Net Expenses	4,871,432
NET INVESTMENT INCOME	14,883,003
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	217,450,493
Net realized loss on forward foreign currency contracts	(87,647)
Net Realized Gain	217,362,846
Net change in unrealized depreciation on investments and foreign currency translations	(286,775,286)
Net change in unrealized depreciation on forward foreign currency contracts	(687,165)
Net Change in Unrealized Depreciation	(287,462,451)
Net Realized and Unrealized Loss	(70,099,605)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(55,216,602)
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West International Value Fund (formerly Great-West MFS International Value Fund)	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$14,883,003	$14,216,601
Net realized gain	217,362,846	42,378,726
Net change in unrealized appreciation (depreciation)	(287,462,451)	222,010,489
Net Increase (Decrease) in Net Assets Resulting from Operations	(55,216,602)	278,605,816
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	-	(3,110,868)
Class L	-	(508,346)
Institutional Class	-	(16,138,934)
From net investment income	0	(19,758,148)
From net realized gains
Investor Class	-	(9,122,459)
Class L	-	(1,914,619)
Institutional Class	-	(31,755,338)
From net realized gains	0	(42,792,416)
Total Distributions	0	(62,550,564)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	58,687,369	122,379,601
Class L	17,898,807	63,959,588
Institutional Class	115,814,995	248,101,086
Shares issued in reinvestment of distributions
Investor Class	-	12,233,327
Class L	-	2,422,965
Institutional Class	-	47,894,272
Shares redeemed
Investor Class	(77,447,648)	(185,383,315)
Class L	(9,589,925)	(13,856,482)
Institutional Class	(206,255,701)	(197,461,147)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(100,892,103)	100,289,895
Total Increase (Decrease) in Net Assets	(156,108,705)	316,345,147
NET ASSETS:
Beginning of Period	1,292,244,999	975,899,852
End of Period(a)	$1,136,136,294	$1,292,244,999
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West International Value Fund (formerly Great-West MFS International Value Fund)	2018 (Unaudited)	2017
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	4,150,590	9,268,277
Class L	1,319,240	5,146,657
Institutional Class	10,156,953	23,269,646
Shares issued in reinvestment of distributions
Investor Class	-	876,104
Class L	-	177,831
Institutional Class	-	4,211,813
Shares redeemed
Investor Class	(5,458,765)	(13,883,818)
Class L	(698,379)	(1,046,784)
Institutional Class	(17,878,300)	(18,050,084)
Net Increase (Decrease)	(8,408,661)	9,969,642
(a) Including undistributed and (overdistributed) net investment income:	$12,204,822	$(2,678,181)
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL VALUE FUND)
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$14.24	0.16	(0.86)	(0.70)	-	-	-	$13.54	(4.92%) (d)
12/31/2017	$11.71	0.13	2.95	3.08	(0.14)	(0.41)	(0.55)	$14.24	26.47%
12/31/2016	$11.56	0.12	0.34	0.46	(0.08)	(0.23)	(0.31)	$11.71	3.88%
12/31/2015	$11.08	0.15	0.57	0.72	(0.09)	(0.15)	(0.24)	$11.56	6.45%
12/31/2014	$11.11	0.13	(0.01)	0.12	(0.11)	(0.04)	(0.15)	$11.08	0.99%
12/31/2013	$ 8.87	0.16	2.32	2.48	(0.24)	-	(0.24)	$11.11	27.99%
Class L
06/29/2018(Unaudited)	$13.82	0.14	(0.84)	(0.70)	-	-	-	$13.12	(5.07%) (d)
12/31/2017	$11.38	0.09	2.87	2.96	(0.11)	(0.41)	(0.52)	$13.82	26.14%
12/31/2016	$11.21	0.15	0.25	0.40	-	(0.23)	(0.23)	$11.38	3.50%
12/31/2015	$10.80	0.02	0.64	0.66	(0.10)	(0.15)	(0.25)	$11.21	6.07%
12/31/2014	$10.78	0.21	(0.14)	0.07	(0.01)	(0.04)	(0.05)	$10.80	0.61%
12/31/2013 (e)	$10.00	0.01	1.10	1.11	(0.33)	-	(0.33)	$10.78	11.10% (d)
Institutional Class
06/29/2018(Unaudited)	$11.51	0.15	(0.70)	(0.55)	-	-	-	$10.96	(4.78%) (d)
12/31/2017	$ 9.57	0.14	2.42	2.56	(0.21)	(0.41)	(0.62)	$11.51	26.93%
12/31/2016	$ 9.53	0.13	0.28	0.41	(0.14)	(0.23)	(0.37)	$ 9.57	4.26%
12/31/2015 (f)	$10.00	0.06	(0.27)	(0.21)	(0.11)	(0.15)	(0.26)	$ 9.53	(2.12%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$274,795	1.07% (h)	1.07% (h)	2.29% (h)	69% (d)
12/31/2017	$307,599	1.06%	1.04%	1.00%	14%
12/31/2016	$296,643	1.08%	1.08%	0.98%	22%
12/31/2015	$307,269	1.10%	1.10%	1.30%	29%
12/31/2014	$659,948	1.10%	1.10%	1.14%	29%
12/31/2013	$636,737	1.11%	1.10%	1.54%	28%
Class L
06/29/2018 (Unaudited)	$ 70,742	1.38% (h)	1.32% (h)	2.04% (h)	69% (d)
12/31/2017	$ 65,907	1.38%	1.34%	0.64%	14%
12/31/2016	$ 5,603	1.41%	1.41%	1.31%	22%
12/31/2015	$ 8,073	1.63%	1.45%	0.19%	29%
12/31/2014	$ 583	3.16%	1.45%	1.95%	29%
12/31/2013 (e)	$ 606	23.14% (h)	1.43% (h)	0.21% (h)	28%
Institutional Class
06/29/2018 (Unaudited)	$790,599	0.70% (h)	0.70% (h)	2.66% (h)	69% (d)
12/31/2017	$918,739	0.71%	0.71%	1.30%	14%
12/31/2016	$673,654	0.72%	0.72%	1.32%	22%
12/31/2015 (f)	$572,020	0.72% (h)	0.72% (h)	0.88% (h)	29%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 30, 2013.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL VALUE FUND)
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West International Value Fund (the Fund) are included herein. Effective April 27, 2018, the Great-West MFS International Value Fund name changed to Great-West International Value Fund. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 29, 2018

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 29, 2018

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 106,684,687	$ 975,764,090	$ —	$ 1,082,448,777
Preferred Stock	—	24,638,495	—	24,638,495
Rights	173,536	—	—	173,536
Short Term Investments	—	54,182,225	—	54,182,225
Total investments, at fair value:	106,858,223	1,054,584,810	0	1,161,443,033
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	1,876,942	—	1,876,942
Total Assets	$ 106,858,223	$ 1,056,461,752	$ 0	$ 1,163,319,975
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (429,911)	$ —	$ (429,911)
Total Liabilities	$ 0	$ (429,911)	$ 0	$ (429,911)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.
The Fund recognizes transfers between Level 1 and Level 2 as of the end of the reporting period. As of June 29, 2018, the following transfers between levels were recognized between valuation levels.
Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1
Basic Materials	$3,410,212	$—
Communications	1,962,630	—
Consumer, Cyclical	4,060,187	—
Consumer, Non-cyclical	4,223,470	—
Energy	2,454,610	—
Financial	8,196,797	—
Industrial	7,254,820	—
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value evaluated price. As of the prior reporting period end, the security utilized a market closing price.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received

Semi-Annual Report - June 29, 2018

or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 29, 2018 were as follows:
Federal tax cost of investments	$1,136,541,877
Gross unrealized appreciation on investments	95,818,499
Gross unrealized depreciation on investments	(69,470,312)
Net unrealized appreciation on investments	$26,348,187
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semi-Annual Report - June 29, 2018

The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $67,398,315 in forward contracts for the reporting period.
Valuation of derivative investments as of June 29, 2018 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$1,876,942	Unrealized depreciation on forward foreign currency contracts	$(429,911)
The effect of derivative investments for the period ended June 29, 2018 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(87,647)	Net change in unrealized depreciation on forward foreign currency contracts	$(687,165)

Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Semi-Annual Report - June 29, 2018

3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 29, 2018.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received(b)	Cash Collateral Pledged (Received)(b)	Net Amount
Derivative Assets (forward contracts)	$1,876,942	$(429,911)	$—	$—	$1,447,031
Derivative Liabilities (forward contracts)	$ 429,911	$(429,911)			$ —
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral pledged (received) by the Fund may exceed these reported amounts.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.67% of the Fund’s average daily net assets. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.72% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 29, 2018, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of June 29, 2018	Balance of Recoupable Expenses as of December 31, 2017	Recoupment of Past Reimbursed Fees by the Adviser
$19,391	$7,487	$0
Effective April 27, 2018 the Adviser and Great-West Funds have entered into sub-advisory agreements with LSV Asset Management and Massachusetts Financial Services Company. Prior to that date, the Adviser and Great-West Funds had a sub-advisory agreement with Massachusetts Financial Services Company. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.

Semi-Annual Report - June 29, 2018

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $555,000 for the period ended June 29, 2018.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 29, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $795,114,560 and $917,653,951, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2018, the Fund had securities on loan valued at $26,669,825 and received collateral as reported on the Statement of Assets and Liabilities of $31,184,206 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 29, 2018, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 29, 2018

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2018 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Massachusetts Financial Services Company (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West International Value Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 27-28, 2018, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”), and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class (Investor Class, through April 30, 2015) as compared against one of its benchmark indices and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2017. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark indices and to a peer group of funds.
The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2017, the Fund was in the third, first, first, and first quartiles of its peer group, respectively (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also considered that the Fund outperformed its benchmark in all periods reviewed. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM absorbs the costs associated with fund accounting, which were previously paid directly by the Fund in its investment management fee and noted that GWCM’s investment management fee increased commensurate with the costs of these services as of December 31, 2015. The Board further noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2019, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered for each Class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the

Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer groups and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee for each Class was lower than the median and average contractual management fees of its respective peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio for each Class was lower than the average and median total operating expense ratio of its respective peer group of funds and peer universe of funds and was in the first quartile of its respective peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser and noted that where the fee charged to GWCM was higher than that charged to other clients, the Board determined that the fee charged to GWCM was reasonable.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM, including, in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on February 22, 2018 (the “Meeting”), approved the investment sub-advisory agreement (the “Agreement”) between the Company, Great-West Capital Management, LLC (“GWCM”) and LSV Asset Management (the “Sub-Adviser”), with respect to the Great-West International Value Fund (the “Fund”).
Pursuant to the Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, will be responsible for the day-to-day management of the investment and re-investments of the assets of the Sub-Adviser’s sleeve of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
In approving the Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreement. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreement and the information provided to it, the Board concluded that the Agreement was reasonable in light of the services to be performed, fees to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided to the Fund by the Sub-Adviser. Among other things, the Board considered the Sub-Adviser’s personnel, experience, resources and performance track record of managing a strategy similar to that which will be used for the Fund, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications and background of the portfolio managers to be responsible for the day-to-day management of the Fund. In addition, the Board considered the Sub-Adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Sub-Adviser as provided by GWCM. The Board reviewed performance information of similar strategies managed by the Sub-Adviser for the 1-, 3-, 5-, and 10-year periods ended December 31, 2017 as compared against the Fund’s benchmarks (the MSCI EAFE Index and the MSCI EAFE Value Index) and the Morningstar foreign large value peer group. The Board noted that the Sub-Adviser outperformed the Fund’s benchmarks and the Morningstar foreign large value peer group over all such periods. The Board concluded that it was satisfied with the investment performance of the Sub-Adviser.
Costs and Profitability
The Board considered the costs of services to be provided by the Sub-Adviser. With respect to the costs of services, the Board considered the structure and level of the sub-advisory fees payable by GWCM to the Sub-Adviser. In evaluating the sub-advisory fees, the Board considered information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, where the fee charged to GWCM was higher than that charged to other clients, the Board determined that the fee proposed to be charged to GWCM for the Fund was reasonable.

The Board also considered the overall financial soundness of the Sub-Adviser and the profits estimated to be realized by the Sub-Adviser. The Board reviewed the financial statements and profitability information from the Sub-Adviser. Based on the information provided, the Board concluded that the costs of the services to be provided and the profits estimated to be realized by the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services to be provided.
Economies of Scale
In evaluating economies of scale, the Board considered, among other things, the level of sub-advisory fees payable by GWCM and whether those fees include breakpoints and the current level of Fund assets that will be allocated to the Sub-Adviser. Based on the information provided, the Board concluded that the sub-advisory fee schedule reflects an appropriate recognition of economies of scale.
Other Factors
The Board considered ancillary benefits to be derived by the Sub-Adviser from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board concluded that the proposed sub-advisory fee was reasonable, taking into account any ancillary benefits to be derived by the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement are reasonable and that the approval of the Agreement is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 23, 2018